PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
7	PROPERTY AND EQUIPMENT

The depreciation expense recorded for the six months ended June 30, 2025 and 2024 is $89,044 and $64,461, respectively.

The costs of the acquired property and equipment were $131,352 and $98,814 for the six months ended June 30, 2025 and 2024.